Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Reversals of impairment	$ 0	$ 0
CGU carrying amount	68,041,000,000	67,182,000,000	$ 80,497,000,000
Impairment	$ 264,000,000	$ 333,000,000	$ 193,000,000
Real post-tax discount rate	7.50%
Jansen Potash CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
CGU carrying amount	$ 3,000,000,000
Impairment	$ 0